Share Capital - Details of Outstanding Options (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	CAD 1.89
Upper Range of Exercise Price	CAD 5.05
Outstanding Options at December 31, 2017	5,339,559	5,985,454	8,071,056
Remaining Term of Options in Years	2 years 9 months 14 days
Weighted Average Price of Outstanding Options	CAD 3.48	CAD 4.78	CAD 4.86
Exercisable Options at December 31, 2017	3,219,503	5,617,312	7,062,972
Weighted Average Price of Exercisable Options	CAD 4.36
Exercise Price, Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	1.89
Upper Range of Exercise Price	CAD 1.99
Outstanding Options at December 31, 2017	650,000
Remaining Term of Options in Years	5 years 5 months 1 day
Weighted Average Price of Outstanding Options	CAD 1.89
Exercise Price, Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	2.00
Upper Range of Exercise Price	CAD 2.99
Outstanding Options at December 31, 2017	1,545,549
Remaining Term of Options in Years	5 years 2 months 27 days
Weighted Average Price of Outstanding Options	CAD 2.27
Exercisable Options at December 31, 2017	82,159
Weighted Average Price of Exercisable Options	CAD 2.84
Exercise Price, Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	3.00
Upper Range of Exercise Price	CAD 3.99
Outstanding Options at December 31, 2017	707,500
Remaining Term of Options in Years	1 year 10 months 25 days
Weighted Average Price of Outstanding Options	CAD 3.43
Exercisable Options at December 31, 2017	700,834
Weighted Average Price of Exercisable Options	CAD 3.43
Exercise Price, Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	4.00
Upper Range of Exercise Price	CAD 4.99
Outstanding Options at December 31, 2017	1,395,500
Remaining Term of Options in Years	1 year 2 months 16 days
Weighted Average Price of Outstanding Options	CAD 4.41
Exercisable Options at December 31, 2017	1,395,500
Weighted Average Price of Exercisable Options	CAD 4.41
Exercise Price, Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	5.00
Upper Range of Exercise Price	CAD 5.05
Outstanding Options at December 31, 2017	1,041,010
Remaining Term of Options in Years	2 months 23 days
Weighted Average Price of Outstanding Options	CAD 5.05
Exercisable Options at December 31, 2017	1,041,010
Weighted Average Price of Exercisable Options	CAD 5.05